EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectus dated May 1, 2021

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Growth Fund”:

Portfolio Managers

Lewis R. Piantedosi (lead portfolio manager), Vice President of BMR, has managed the Fund or Growth Portfolio since June 2002.

Douglas R. Rogers, Vice President of BMR, has managed the Fund since July 1, 2021.

2.  The following replaces the third paragraph under “Growth Fund.” in “Management and Organization”:

Growth Fund is managed by Lewis R. Piantedosi (lead portfolio manager) and Douglas R. Roger, both Vice Presidents of Eaton Vance and BMR. Prior to May 14, 2018, Mr. Piantedosi managed Growth Portfolio, in which Growth Fund previously invested. Mr. Piantedosi has served as a portfolio manager of the Fund or Portfolio since it commenced operations in 2002 and has managed other Eaton Vance portfolios for more than five years. Mr. Rogers is also an equity analyst and has been with Eaton Vance for more than five years.

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EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Statement of Additional Information dated May 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Aaron S. Dunn(1)
Registered Investment Companies	5	$5,243.5	0	$0
Other Pooled Investment Vehicles	2	$81.2	0	$0
Other Accounts	23	$1,845.9	0	$0
Charles B. Gaffney
Registered Investment Companies	8	$4,738.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$2.0	0	$0
Bradley T. Galko(1)
Registered Investment Companies	5	$5,243.5	0	$0
Other Pooled Investment Vehicles	2	$81.2	0	$0
Other Accounts	23	$1,845.9	0	$0
Michael D. McLean
Registered Investment Companies	5	$2,474.7	0	$0
Other Pooled Investment Vehicles	1	$9.9	0	$0
Other Accounts	5	$219.6	1	$139.7
J. Griffith Noble
Registered Investment Companies	5	$2,474.7	0	$0
Other Pooled Investment Vehicles	1	$9.9	0	$0
Other Accounts	5	$219.6	1	$139.7
Edward J. Perkin(1)
Registered Investment Companies	5	$5,243.5	0	$0
Other Pooled Investment Vehicles	2	$81.2	0	$0
Other Accounts	23	$1,845.9	0	$0
Lewis R. Piantedosi(1)(2)
Registered Investment Companies	6	$30,633.5	0	$0
Other Pooled Investment Vehicles	12	$19,693.3(3)	0	$0
Other Accounts	7	$92.0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Douglas R. Roger(4)
Registered Investment Companies	2	$370.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program. The assets managed may include assets advised on a nondiscretionary or model basis.
(2)	This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(3)	Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company in the Eaton Vance family of funds and/or in a separate pooled investment vehicle sponsored by Eaton Vance which may be managed by this portfolio manager or another portfolio manager.
(4)	As of May 31, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended December 31, 2020 and in the Eaton Vance family of funds as of December 31, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Dividend Builder Fund
Charles B. Gaffney	$10,001 - $50,000	Over $1,000,000
Growth Fund
Lewis R. Piantedosi	Over $1,000,000	Over $1,000,000
Douglas R. Rogers	None(1)	Over $1,000,000
Large-Cap Value Fund
Aaron S. Dunn	None	$500,001 - $1,000,000
Bradley T. Galko	None	$500,001 - $1,000,000
Edward J. Perkin	Over $1,000,000	Over $1,000,000
Real Estate Fund
J. Scott Craig	$100,001 - $500,000	$500,001 - $1,000,000
Small-Cap Fund
Michael D. McLean	$100,001 - $500,000	$500,001 - $1,000,000
J. Griffith Noble	$100,001 - $500,000	$100,001 - $500,000
Special Equities Fund
Michael D. McLean	$1 - $10,000	$500,001 - $1,000,000
J. Griffith Noble	$1 - $10,000	$100,001 - $500,000

(1)	As of May 31, 2021.

July 1, 2021